Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - EUR (€) € in Thousands		2 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	[1]		€ 1,265	€ 4,470
Balance as at Ending		€ 1,249	1,249	1,265	[1]
Income receivable in connection with the Erez Electricity PSP [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning			1,265	1,148
Total income recognized in profit or loss			17	56
Exercise of first option to acquire additional shares
Foreign Currency translation adjustments			(33)	61
Balance as at Ending		1,249	1,249	€ 1,265
Income receivable in connection with the concession project [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning		28,927
Total income recognized in profit or loss		793
Proceeds from receivable from concession project		(738)
Foreign Currency translation adjustments		29
Balance as at Ending		€ 29,011	€ 29,011

[1]	Please refer to note 2C for functional and presentation currency.